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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05209

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                 Mt. Kisco, New York        May 15, 2002
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are no entries in this list, omit this section]

Form 13F File Number 28-05207
Name   Bedford Oak Partners, L.P.
       --------------------------

[Repeat as necessary.]




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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $11,068 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05211
Name:  Harvey P. Eisen

[Repeat as necessary.]



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corp.                      COM              037389103      350    10000 SH       SOLE                    10000
American Int'l Group, Inc.     COM              026874107      361     5000 SH       SOLE                     5000
Berkshire Hathaway Class B     COM              084670207      474      200 SH       SOLE                      200
Citigroup                      COM              172967101      396     8000 SH       SOLE                     8000
Comcast                        COM              200300200      318    10000 SH       SOLE                    10000
Davel                          COM              238341101        4   115000 SH       SOLE                   115000
ECollege.com                   COM              27887E100      121    37700 SH       SOLE                    37700
Fannie Mae                     COM              313586109      399     5000 SH       SOLE                     5000
Freddie Mac                    COM              313400301      380     6000 SH       SOLE                     6000
Gillette Company               COM              375766102      340    10000 SH       SOLE                    10000
Lincoln National               COM              534187109      507    10000 SH       SOLE                    10000
Microsoft                      COM              594918104      663    11000 SH       SOLE                    11000
Newhall Land & Farming Co.     COM              651426108     1878    60000 SH       SOLE                    60000
Riddell Sports Inc             COM              765670104      851   395700 SH       SOLE                   395700
Safeway                        COM              786514208      900    20000 SH       SOLE                    20000
Strouds Inc.                   COM              863451100        1   554300 SH       SOLE                   554300
United Parcel Service          COM              911312106      426     7000 SH       SOLE                     7000
Value Vision                   COM              92047K107     2697   130000 SH       SOLE                   130000